TRADE PAYABLES AND ACCRUED LIABILITIES	9 Months Ended
Sep. 30, 2022
Trade Payables And Accrued Liabilities
TRADE PAYABLES AND ACCRUED LIABILITIES

8.	TRADE PAYABLES AND ACCRUED LIABILITIES

	September 30, 2022	December 31, 2021

Amounts due to related parties (Note 10)	32,860	225,904
Trade payables	2,060,998	218,456
Accrued liabilities	1,679,637	136,126
	3,773,495	580,486